SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (Stock Option Plan 2012 [Member], Stock Options [Member], Successor [Member], USD $)	4 Months Ended
Dec. 28, 2012
Stock Option Plan 2012 [Member] | Stock Options [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 255.00
Expected volatility	49.20%
Expected dividends	0.00%
Risk-free interest rate	0.90%
Expected life (in years)	6 years 3 months 18 days
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 122.07